AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 97.6%
Exchange-Traded Funds**
iShares 20+ Year Treasury Bond ETF(a)	12,884	$2,125,474
iShares Core MSCI EAFE ETF(a)	270,753	13,507,867
iShares Core MSCI Emerging Markets ETF(a)	79,751	3,227,523
iShares Core S&P 500 ETF(a)	101,904	26,331,994
iShares Core S&P Total US Stock Market ETF(a)	152,654	8,733,335
iShares Edge MSCI Min Vol USA ETF(a)	98,916	5,342,453
iShares Edge MSCI USA Quality Factor ETF	108,389	8,783,845
iShares Edge MSCI USA Size Factor ETF(a)	45,761	3,266,420
iShares Global Tech ETF	24,438	4,456,514
iShares Short Maturity Bond ETF(a)	109,331	5,301,460
iShares Trust iShares ESG MSCI USA ETF(a)	153,982	8,852,425
iShares U.S. Treasury Bond ETF(a)	497,274	13,928,645
iShares, Inc. iShares ESG MSCI EM ETF(a)	197,017	5,394,325

Total Long-Term Investments (cost $117,351,072)		109,252,280
Short-Term Investments — 33.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	6,599,891	6,599,891
PGIM Institutional Money Market Fund (cost $31,252,179; includes $31,221,173 of cash collateral for securities on loan)(b)(w)	31,317,675	31,267,566

Total Short-Term Investments (cost $37,852,070)		37,867,457

TOTAL INVESTMENTS—131.5% (cost $155,203,142)		147,119,737

Liabilities in excess of other assets — (31.5)%		(35,199,640)

Net Assets — 100.0%		$111,920,097

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
EM	Emerging Markets
ESG	Environmental Social and Governance
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

**	Investments are affiliated with the Subadvisor.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,354,350; cash collateral of $31,221,173 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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